Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2020, 2019, and 2018:

For the year ended March 31, 2020
	Beginning balance	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(109,763)	$(1,104,946)	$1,110,157	$(104,552)
Rebates and Other	(113,657)	(305,098)	348,125	(70,630)
Total	$(223,420)	$(1,410,044)	$1,458,282	$(175,182)

Current Liabilities
Returns	$(63,818)	$(37,258)	$39,670	$(61,406)
Other (2)	(33,497)	(77,537)	69,472	(41,562)
Total	$(97,315)	$(114,795)	$109,142	$(102,968)

For the year ended March 31, 2019
	Beginning balance	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(116,632)	$(1,086,800)	$1,093,669	$(109,763)
Rebates and Other	(133,221)	(377,568)	397,132	(113,657)
Total	$(249,853)	$(1,464,368)	$1,490,801	$(223,420)

Current Liabilities
Returns	$(70,865)	$(38,247)	$45,294	$(63,818)
Other (2)	(40,968)	(64,405)	71,876	(33,497)
Total	$(111,833)	$(102,652)	$117,170	$(97,315)

For the year ended March 31, 2018
	Beginning balance	Provision recorded for current period sales (1)	Credits processed / Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(112,071)	$(1,107,353)	$1,102,792	$(116,632)
Rebates and Other	(193,255)	(432,060)	492,094	(133,221)
Total	$(305,326)	$(1,539,413)	$1,594,886	$(249,853)

Current Liabilities
Returns	$(82,494)	$(49,265)	$60,894	$(70,865)
Other (2)	(43,370)	(60,677)	63,079	(40,968)
Total	$(125,864)	$(109,942)	$123,973	$(111,833)

(1)	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
(2)	Includes Medicaid, indirect rebates, and amounts due to customers.